Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT MID CAP GROWTH FUND INC
Entity Central Index Key	0000356787
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000032269
Shareholder Report [Line Items]
Fund Name	Sit Mid Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Sit Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
12/15	$10,000	$10,000	$10,000
12/16	10,310	11,274	10,733
12/17	12,270	13,656	13,445
12/18	11,380	12,940	12,806
12/19	14,818	16,954	17,348
12/20	19,720	20,495	23,522
12/21	22,893	25,754	26,516
12/22	17,391	20,808	19,431
12/23	21,212	26,209	24,457
12/24	24,775	32,448	29,863
12/25	26,938	38,012	32,448

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/25)

	6 Months	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	6.28%	8.73%	6.44%	10.42%
Russell 3000® Index	10.78%	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	-1.03%	8.66%	6.65%	12.49%

The Fund continues to use the Russell Midcap® Growth Index as an additional benchmark.

Material Change Date	Dec. 31, 2025
AssetsNet	$ 217,021,397
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,378,176
InvestmentCompanyPortfolioTurnover	6.84%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/25)

Total Net Assets	$217,021,397
# of Portfolio Holdings	65
Portfolio Turnover Rate	6.84%
Investment Advisory Fees Paid	$1,378,176
Weighted average market cap	$220.9 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	28.0%
Technology Services	13.1
Health Technology	11.9
Producer Manufacturing	10.7
Finance	10.5
Retail Trade	5.7
Industrial Services	5.5
Health Services	2.7
Consumer Non-Durables	2.1
Others	8.1
Cash and other net assets	1.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	10.0%
Arista Networks, Inc.	8.1
TJX Cos., Inc.	3.3
Applied Materials, Inc.	2.5
Ulta Beauty, Inc.	2.4
PTC, Inc.	2.4
Carlyle Group, Inc.	2.3
Ameriprise Financial, Inc.	2.2
Monolithic Power Systems, Inc.	2.2
Autodesk, Inc.	2.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2025.